Related Party Balances and Transactions - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year		$ (17,818)	$ (17,059)
Reversal of Provision / (Provision)		17,818	(759)
Ending balance			$ (17,818)